Schedule of Investments (unaudited) September 30, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Shares	Value
Common Stocks

Auto Components — 0.0%
Lear Corp.		89	$13,927

Construction & Engineering — 0.0%
McDermott International Ltd.(a)		76,644	38,322

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.		546	8,496

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(b)(c)		6,155	—

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(a)		72,096	195,380

Metals & Mining — 0.0%
Ameriforge Group, Inc.		832	1,248
Preferred Proppants LLC(c)		7,476	486

			1,734

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.(a)		1,252	51,332

Software — 0.0%
Avaya Holdings Corp.(a)		40	792

Specialty Retail — 0.1%
NMG Parent LLC		2,218	286,492

Total Common Stocks — 0.2% (Cost: $2,784,924)			596,475

		Par (000)
Corporate Bonds

Airlines — 0.3%
Allegiant Travel Co., 8.50%, 02/05/24(a)(d)	USD	740	791,800

Auto Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(a)(d)		275	290,125

Beverages — 0.1%
Triton Water Holdings, Inc., 6.25%, 04/01/29(a)(d)		252	256,095

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)(d)		73	76,650

Chemicals — 0.0%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(a)(d)		32	35,280

Construction Materials — 0.3%
Wolverine Escrow LLC, 9.00%, 11/15/26(a)(d)		950	877,562

Diversified Telecommunication Services — 0.1%
Zayo Group Holdings, Inc., 6.13%, 03/01/28(a)(d)		155	157,136

Security		Par (000)	Value

Electric Utilities — 0.0%
Pike Corp., 5.50%, 09/01/28(a)(d)	USD	89	$90,696
Texas Competitive Electric Holdings Co. LLC/TCEH
Finance, Inc., 11.50%, 11/10/21(c)		1,050	—

			90,696

Energy Equipment & Services(a)(c)(d)(e) — 0.1%
Pioneer Energy Services Corp.
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		214	237,342
(5.00% PIK), 5.00%, 11/15/25		161	187,314

			424,656

Equity Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer, Inc., 4.63%, 06/15/25(a)(d)		85	91,588

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/22(c)(f)		400	—

Internet Software & Services — 0.0%
Uber Technologies, Inc., 6.25%, 01/15/28(a)(d)		137	146,931

Machinery — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(a)(d)		499	502,742

Media(a)(d) — 0.3%
Liberty Broadband Corp., 2.75%, 09/30/50(g)		315	332,528
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(e)		120	116,384
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		353	364,473

			813,385

Total Corporate Bonds — 1.5% (Cost: $4,374,481)			4,554,646

Floating Rate Loan Interests(f)

Aerospace & Defense — 5.6%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		3,922	3,933,179
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		798	799,969
Bleriot US Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.13%, 10/31/26		444	444,316
Dynasty Acquisition Co., Inc. 2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.63%, 04/06/26		1,249	1,220,574
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.63%, 04/06/26		2,323	2,270,268
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 5.63%, 04/09/26		460	429,136
Peraton Holding Corp. 2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		1,396	1,422,175
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		4,233	4,233,185

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25	USD	612	$614,161
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.33%, 12/09/25		1,569	1,548,946

			16,915,909

Air Freight & Logistics — 0.5%
AIT Worldwide Logistics, Inc, 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 03/31/28		295	295,738
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,091	1,063,342

			1,359,080

Airlines — 2.4%
AAdvantage Loyalty IP Ltd./American Airlines, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		786	812,307
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		1,261	1,265,300
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.84%, 01/29/27		241	230,720
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.08%, 12/15/23		1,213	1,186,017
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/21/27		1,472	1,563,087
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		2,301	2,314,565

			7,371,996

Auto Components — 2.7%
Adient US LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 04/08/28		507	506,517
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/30/26		2,248	2,236,817
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28		1,548	1,544,024

USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.13%, 05/16/24		2,343	2,325,556
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 3.38%, 12/02/26		133	132,661
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 02/05/26		1,601	1,585,336

			8,330,911

Banks — 0.6%
Directv Financing LLC, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/22/27		1,760	1,760,635

Building Materials — 0.1%
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/31/25		112	111,835
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/12/28		262	261,045

			372,880

Building Products — 2.5%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27(h)		1,718	1,712,411
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		1,067	1,066,539

Security		Par (000)	Value

Building Products (continued)
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 07/28/28	USD	787	$785,391
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		328	327,934
Standard Industries, Inc., 2021 Term Loan B, 3.00%, 09/22/28(h)		1,577	1,577,852
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/19/26		1,970	1,971,014

			7,441,141

Capital Markets — 3.0%
AQGEN Ascensus, Inc., 2021 2nd Lien Term Loan, (2 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 08/02/29(c)		1,557	1,541,430
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		3,583	3,589,718
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28		1,114	1,147,420
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/12/27		874	874,392
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 2.58%, 06/27/25		512	509,751
Focus Financial Partners LLC, 2021 Term Loan, (1 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/01/28		745	742,672
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/12/24		775	771,523

			9,176,906
Chemicals — 6.1%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		1,578	1,595,923
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28		2,150	2,146,474
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.88%, 06/01/24		1,143	1,139,146
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/24		715	711,579
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.08%, 01/31/26.		1,240	1,237,519
Encapsys LLC, 2020 Term Loan B2, (PRIME + 2.25%), 5.50%, 11/07/24		758	756,670
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 06/30/27		869	867,276
Invictus Technical Solutions LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.83%, 03/30/26		526	524,587
Invictus US LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/28/25		471	469,681
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.75%, 0.50% Floor), 5.25%, 02/12/26		790	791,515
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/03/28		641	643,111
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.63%, 03/01/26		1,519	1,510,618
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 02/14/24(c)		262	262,260
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 05/15/24		1,062	1,060,157
NIC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27		455	454,147

2	SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Oxea Corp., 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 3.38%, 10/14/24	USD	1,075	$1,069,104
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 06/09/28		1,080	1,080,519
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 07/31/26(c)		438	437,691
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		659	659,479
Sparta U.S. HoldCo LLC, 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/02/28		716	716,895
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 10/01/25.		106	104,835
WR Grace & Co., 2021 Term Loan B, 4.25%, 09/22/28(h)		334	335,045

			18,574,231

Commercial Services & Supplies — 5.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 05/12/28		1,633	1,634,173
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.83%, 03/11/25		95	93,035
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.12%), 3.21%, 11/03/23.		1,259	1,251,232
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.08%, 11/03/24.		700	691,633
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.33%, 12/23/26		489	481,262
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.33%, 01/31/28		689	686,264
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 5.33%, 01/20/29		984	978,834
Bingo Industries Ltd., Term Loan, 0.00%, 07/08/28(c)(h)		290	289,275
Clean Harbors, Inc., 2021 Incremental Term Loan B, 0.00%, 09/21/28		434	433,818
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/27/26		1,210	1,202,743
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.33%, 12/12/25		1,584	1,583,621
Diamond (BC) BV, 2021 Term Loan B, 3.50%, 09/29/28(h)		1,195	1,195,824
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25(c)		330	329,250
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26(c)		606	590,452
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		1,236	1,229,776
Prime Security Services Borrower LLC, 2021 Term Loan, (6 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		1,227	1,224,877
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 06/16/26		214	200,523
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.08%, 08/27/25.		1,943	1,944,580
Viad Corp, Initial Term Loan, (3 mo. LIBOR + 5.00%, 0.50% Floor), 5.50%, 07/30/28(c)		489	486,555

			16,527,727

Construction & Engineering — 2.2%
Brand Industrial Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		2,496	2,472,571

Security		Par (000)	Value

Construction & Engineering (continued)
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.09%, 01/21/28.	USD	644	$643,747
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 06/02/28		2,432	2,430,979
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 05/12/28		1,094	1,092,246

			6,639,543

Construction Materials — 2.5%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.59%, 07/27/28		4,249	4,227,486
Filtration Group Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/29/25		1,483	1,474,338
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/29/25		744	745,597
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		698	697,696
Tamko Building Products, Inc., Term Loan B, (2 mo. LIBOR + 3.00%), 3.10%, 06/01/26.		540	536,494

			7,681,611

Containers & Packaging — 2.3%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/03/24		1,489	1,457,408
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		2,591	2,595,535
Flex Acquisition Co., Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 02/23/28		1,261	1,258,422
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.08%, 07/31/26		384	384,161
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27		505	503,919
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan, 4.50%, 09/15/28		89	88,971
2021 Incremental Term Loan, 4.50%, 09/15/28		627	627,242

			6,915,658

Distributors — 1.0%
American Builders & Contractors Supply Co., Inc.,
2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.08%, 01/15/27		913	906,111
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (1 mo.LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24(c)		586	574,253
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/28/24		1,919	1,692,454

			3,172,818

Diversified Consumer Services — 2.9%
Ascend Learning LLC
2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		304	303,506
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/12/24		626	625,993
Bright Horizons Family Solutions LLC, 2017 Term Loan B, (1 mo. LIBOR + 1.75%, 0.75% Floor), 2.50%, 11/07/23		1,139	1,134,521
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 07/11/25		1,597	1,580,713
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 12/22/25		1,905	1,791,495
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 2.37%, 05/15/24		693	689,993

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/28/27	USD	222	$221,978
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		290	291,666
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		455	432,090
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 5.00%, 01/15/27		1,108	1,111,207
Voyage Australia Pty Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/20/28		461	460,424

			8,643,586

Diversified Financial Services — 9.5%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.58%, 07/31/26		863	864,316
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 03/10/28(c)		525	524,710
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 02/04/28		1,081	1,077,805
AQGEN Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 08/02/28		1,744	1,738,192
Belron Finance US LLC, 2021 USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 04/13/28		1,723	1,718,958
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 09/01/28		1,984	1,970,767
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		412	414,917
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		2,255	2,256,949
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.13%, 02/07/25.		562	560,008
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 Week LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28		527	528,183
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24(c)		1,037	1,034,246
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, 0.00%, 07/13/29		153	155,200
2021 Term Loan, 3.50%, 09/22/28(h)		375	374,464
LBM Acquisition LLC
2021 Incremental Delayed Draw Term Loan B2, 4.50%, 12/17/27		410	405,768
2021 Incremental Term Loan B2, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		819	810,260
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		717	709,576
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/02/27		627	628,409
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		2,996	3,000,151
RV Retailer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/08/28		575	573,672
SMG US Midco 2, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 2.63%, 01/23/25		951	933,562
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.38%, 07/30/25		1,428	1,386,430

Security		Par (000)	Value

Diversified Financial Services (continued)
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25	USD	4,457	$4,472,503
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 02/28/27(c)		917	916,091
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		764	765,960
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.58%, 04/30/28		1,003	994,645

			28,815,742

Diversified Telecommunication Services — 3.4%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/30/27.		353	353,595
ConnectWise LLC, 2021 Term Loan B, 4.00%, 09/29/28		631	629,423
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/02/27		497	497,181
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/01/28		1,235	1,232,205
GCI LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 10/15/25		760	758,833
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23.		245	247,712
2021 DIP Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 3.60%, 10/13/22		97	97,243
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26		1,201	1,201,628
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 03/01/27.		1,183	1,167,844
Meridian Adhesives Group, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/24/28		925	922,688
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24		1,410	1,405,778
TDC A/S, EUR Term Loan, (EURIBOR + 3.00%), 3.00%, 06/04/25	EUR	819	939,558
Virgin Media SFA Finance Ltd., GBP Term Loan L, (LIBOR - GBP + 3.25%), 3.30%, 01/15/27	GBP	600	796,588

			10,250,276

Electric Utilities — 1.2%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 12/15/27	USD	818	817,142
Triton Water Holdings, Inc, Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/31/28		2,793	2,787,777

			3,604,919

Electrical Equipment — 0.7%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 06/23/28(c)		536	536,000
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 03/31/27		1,511	1,507,391

			2,043,391

Energy Equipment & Services — 0.3%
Dell International LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 2.00%, 09/19/25		357	356,439
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, 0.00%, 09/30/29.		572	567,710

			924,149

4	SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment — 0.4%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(c)	USD	1,214	$1,241,139

Environmental, Maintenance, & Security Service — 0.7%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 09/07/27		1,226	1,220,852
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		756	755,686

			1,976,538

Equity Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 05/11/24		445	440,019

Food & Staples Retailing — 0.8%
H Food Holdings LLC, 2018 Incremental Term Loan B2, (1 mo. LIBOR + 4.00%), 4.08%, 05/23/25		457	456,699
Hearthside Food Solutions LLC, 2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25		102	101,642
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 06/27/23		1,374	1,365,665
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 09/13/26		398	392,590

			2,316,596

Food Products — 2.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.84%, 10/01/25		670	660,932
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 10/01/25(c)		951	944,111
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.58%, 10/10/26		262	261,962
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/20/27		1,907	1,909,467
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.33%, 01/29/27		2,207	2,179,395
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.33%, 02/05/26		250	248,170
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		1,016	1,015,506
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 01/20/28		427	426,121

			7,645,664

Health Care Equipment & Supplies — 0.5%
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 05/04/28		478	478,601
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/25		1,154	1,152,842

			1,631,443

Health Care Providers & Services — 3.4%
CCRR Parent, Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/06/28(c)		826	827,915
CHG Healthcare Services, Inc., 2021 Term Loan, 4.00%, 09/29/28(h)		639	639,684
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		741	743,673

Security		Par (000)	Value

Health Care Providers & Services (continued)
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 10/10/25	USD	1,194	$1,060,112
EyeCare Partners LLC
2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 8.38%, 02/18/28(c)		780	776,100
2020 Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 02/18/27		1,048	1,040,714
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 4.63%, 03/05/26		652	612,143
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 08/06/26		2,636	2,634,273
Orbcomm, Inc., Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28		454	453,242
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		33	32,739
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/11/26		1,564	1,558,792

			10,379,387

Health Care Services — 1.3%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 3.63%, 07/24/26		1,282	1,273,653
Medical Solutions LLC, 2021 2nd Lien Term Loan, 7.00%, 10/01/29		441	436,590
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/16/27		1,154	1,154,369
WP CityMD Bidco LLC, 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/13/26		1,095	1,097,925

			3,962,537

Health Care Technology — 3.0%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.38%, 02/11/26		226	226,317
Change Healthcare Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		873	871,974
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 10/10/25		1,359	1,356,629
Polaris Newco LLC, USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28		3,314	3,319,761
Press Ganey Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 07/24/26		1,046	1,047,799
Quintiles IMS, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 1.83%, 03/07/24		292	291,354
Verscend Holdings Corp., 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 02/01/29(c)		1,902	1,911,510

			9,025,344

Hotels, Restaurants & Leisure — 8.0%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 11/19/26.		1,011	997,835
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 02/02/26		264	259,763
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		613	616,114
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.32%, 09/15/23		697	695,626
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 12/23/24		1,262	1,254,091
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.58%, 07/21/25		2,228	2,228,930

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
CCM Merger, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/04/25	USD	383	$383,396
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 2.09%, 03/10/28(c)		483	477,749
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.50%, 03/31/28(c)		572	584,428
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		2,762	2,552,861
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.09%, 11/30/23		829	826,332
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3.00% PIK), 3.00%, 12/01/23(e)(h)		97	94,922
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		1,044	1,038,380
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(c)		110	118,459
IRB Holding Corp.
2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		2,264	2,267,139
2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		982	980,152
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		358	349,756
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 03/13/28		1,220	1,218,894
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.83%, 08/14/24		793	789,356
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.63%, 07/21/26		694	691,270
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.50%, 02/08/27		1,276	1,260,064
Travelport Finance (Luxembourg) Sarl
2020 Super Priority Term Loan, (6.50% PIK), 3.50%, 02/28/25(e)		828	857,891
2021 Consented Term Loan, (3 mo. LIBOR + 6.75%), 7.75%, 05/29/26		1,373	1,176,528
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 3.75%, 08/06/28(h)		835	834,424
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/03/28		1,409	1,406,915
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 05/30/25		340	337,784

			24,299,059

Household Durables — 1.4%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 05/17/28		2,153	2,147,611
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.83%, 02/04/27		938	935,203
Springs Windows Fashions LLC, 2021 Term Loan B, 5.00%, 10/06/28(h)		512	507,843
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		603	604,390

			4,195,047

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 03/03/28		333	332,352

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 01/15/25		314	310,287

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.08%, 08/12/26	USD	472	$466,134
Term Loan B9, (1 mo. LIBOR + 2.00%), 2.09%, 04/05/26		878	867,536

			1,643,957

Industrial Conglomerates — 2.7%
AVSC Holding Corp. (e)
2020 Term Loan B1, (0.25% PIK), 4.50%, 03/03/25		1,822	1,620,306
2020 Term Loan B3, (10.00% PIK), 10.00%, 10/15/26		733	881,398
Medline Industries, Inc., USD Term Loan B, 4.25%, 09/20/28(h)		1,357	1,354,028
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		810	821,045
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 07/28/28		678	634,493
Vertical US Newco, Inc., Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/29/27		1,179	1,180,773
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 03/02/27		1,828	1,815,953

			8,307,996

Insurance — 3.8%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 05/09/25		1,793	1,779,661
2020 Term Loan B3, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/05/27		924	923,976
Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 05/09/25		633	628,078
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		2,100	2,086,668
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27		632	627,567
2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 02/12/27		610	609,103
HUB International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 2.75%), 2.88%, 04/25/25		1,779	1,760,563
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		541	541,340
NFP Corp., 2020 Term Loan, 0.00%, 02/15/27(h)		116	114,425
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/01/27		710	709,647
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 12/31/25		491	486,666
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 09/03/26		630	628,011
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		514	514,874

			11,410,579

Interactive Media & Services — 2.9%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 06/26/28		1,541	1,541,424
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 12/06/27		1,471	1,462,619
Camelot Finance SA, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26		1,759	1,762,561

6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.08%, 08/10/27	USD	457	$452,680
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		3,561	3,591,076

			8,810,360

Internet & Direct Marketing Retail — 0.6%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27		1,680	1,680,618
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 02/12/27(c)		230	229,713

			1,910,331

Internet Software & Services — 0.4%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 02/25/27		1,307	1,306,088

IT Services — 7.0%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28		885	887,212
2020 USD Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/24/27		476	477,201
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 10/02/25		1,270	1,262,329
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 10/30/26		1,528	1,523,662
CCC Intelligent Solutions Inc., Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 09/21/28		1,048	1,046,690
Celestial -Saturn Parent, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 06/04/29(c)		783	798,660
CoreLogic, Inc., Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 06/02/28		2,284	2,281,145
Fleetcor Technologies Operating Company LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.83%, 04/28/28		304	303,261
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		3,106	3,115,150
GreenSky Holdings LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/29/25(c)		959	954,513
Optiv Security, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		623	613,726
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.33%, 08/01/25.		605	554,833
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27		1,576	1,539,762
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/09/28		2,590	2,669,332
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.83%, 11/16/26		1,160	1,152,295
Virtusa Corp.
1st Lien Term Loan B, 7.13%, 12/15/28		650	649,735
Term Loan B, (1 mo. LIBOR + 4.00%), 5.00%, 02/11/28		650	650,385
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.33%, 03/31/28		608	605,075
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 02/02/26		135	135,000

			21,219,966

Security		Par (000)	Value

Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/19/24	USD	618	$595,738

Life Sciences Tools & Services — 3.8%
Avantor Funding, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.50%, 11/21/24		461	459,886
Avantor, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 11/08/27		1,276	1,277,185
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		2,735	2,747,482
ICON Luxembourg Sarl
LUX Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		1,824	1,829,834
US Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		454	455,906
Maravai Intermediate Holdings LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/27		763	764,511
Parexel International Corp., 2021 1st Lien Term Loan, 4.00%, 08/11/28		1,357	1,357,217
PPD, Inc., Initial Term Loan, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 01/13/28		2,731	2,725,594

			11,617,615

Machinery — 2.8%
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 2.38%, 05/18/24		841	839,203
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 05/14/28(c)		262	261,396
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.83%, 03/01/27		1,396	1,375,967
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/21/28		2,556	2,552,323
Rexnord LLC, 2021 Term Loan B, 0.00%, 10/04/28		78	77,980
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.17%, 03/28/25		3,414	3,349,381

			8,456,250

Media — 12.8%
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.88%, 07/15/25		697	685,153
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.90%, 01/31/26		963	945,220
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.12%, 08/14/26		2,158	2,148,782
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.08%, 05/03/28		305	303,040
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.84%, 04/30/25		1,625	1,622,549
City Football Group Ltd., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/21/28(c)		986	981,070
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.63%, 08/21/26		3,669	3,589,977
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26		4,288	4,285,942
CSC Holdings LLC 2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.33%, 07/17/25		1,323	1,302,595
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.58%, 04/15/27		1,304	1,287,006

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Media (continued)
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28	USD	551		$551,628
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		1,596		1,529,769
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 03/24/25		828		820,538
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.88%, 10/17/26		1,575		1,534,019
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 09/13/24		1,913		1,906,661
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/13/24		1,398		1,401,227
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.34%, 02/12/29		764		774,742
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.59%, 09/18/26		828		826,994
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		1,496		1,493,845
Sinclair Television Group Inc., 2021 Term Loan B3, (1 mo. LIBOR + 3.00%), 3.09%, 04/01/28		516		510,473
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 12/17/26		—	(i)	145
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(c)		2,539		2,532,224
Trader Interactive LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 07/28/28(c)		367		366,083
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 3.00%), 3.08%, 01/31/29		356		354,740
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 3.33%, 01/31/29		913		912,744
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.58%, 01/31/28		609		604,795
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.84%, 05/18/25		1,824		1,785,594
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.21%, 01/20/28.		412		409,184
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/09/27.		3,371		3,339,758

				38,806,497
Metals & Mining — 0.4%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.62%, 07/31/25		1,090		1,087,765

Oil, Gas & Consumable Fuels — 0.6%
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 12/13/25		879		836,836
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.13%, 02/07/25		478		475,807
Lealand Finance Company BV, 2020 Take Back Term Loan, (3.00% PIK), 3.00%, 06/30/25(e)		179		79,692

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/24(c) .	USD	25	$13,705
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 2.25%, 01/31/28		399	399,000

			1,805,040
Personal Products — 1.6%
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 07/03/28		314	313,460
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/01/26		4,495	4,506,292

			4,819,752
Pharmaceuticals — 3.1%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.63%, 05/04/25		1,204	1,186,294
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 02/22/28		1,312	1,311,927
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.84%, 08/01/27		766	756,036
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.07%, 11/15/27		1,042	1,024,491
Jazz Financing Lux Sarl, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 05/05/28		1,405	1,407,066
Organon Finance 1 LLC, USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/02/28		1,019	1,021,086
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/18/27		810	809,185
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/02/25		1,998	1,994,528

			9,510,613
Professional Services — 1.0%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 02/06/26		3,049	3,044,792

Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 08/21/25		900	890,857

Road & Rail — 0.3%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 09/29/25		154	153,158
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.58%, 08/04/25		751	706,589

			859,747
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 09/19/26		299	298,883

Software — 18.5%
2U, Inc., Term Loan, (3 mo. LIBOR + 5.75%), 6.50%, 11/30/24		891	901,902
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 09/19/24		306	305,599
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 6.25%, 09/19/25		439	444,250

8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/25	USD	1,288	$1,291,005
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		535	540,853
Cloudera, Inc.
2021 2nd Lien Term Loan, 6.50%, 08/10/29(c)		916	911,420
2021 Term Loan, 4.25%, 08/10/28(h)		2,552	2,547,228
Term Loan B, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 12/22/27		603	602,216
Cornerstone OnDemand, Inc.
2021 Term Loan, 3.34%, 09/21/28(h)		742	740,145
2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/22/27		394	393,493
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.43%, 05/28/24		868	836,734
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/30/23		313	308,592
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/04/28		178	177,890
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		1,316	1,350,545
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 03/11/28		1,315	1,312,970
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25		1,093	1,107,209
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 02/25/27		4,213	4,197,021
IPS Corp.
2021 2nd Lien Term Loan B, 6.88%, 09/21/29(c)		645	638,550
2021 Delayed Draw Term Loan, 6.88%, 09/21/28		72	72,513
2021 Term Loan, 6.88%, 09/21/28(h)		363	362,566
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28(h)		3,725	3,723,845
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 9.00%, 07/27/29(c)		1,809	1,806,739
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.84%, 09/30/24		569	569,180
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 11/29/24		273	272,226
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.33%, 12/01/25		752	749,995
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 11/29/24		815	814,294
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		972	976,126
Planview Parent, Inc.
2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28		572	569,140
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27		1,331	1,333,314
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.09%, 04/26/24		942	941,044
Proof Point, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 6.75%, 08/31/29(c)		895	903,950

Security		Par (000)	Value
Software (continued)
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/31/28(h)	USD	1,719	$1,709,545
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/24/28		3,501	3,488,820
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 04/22/29		1,825	1,861,609
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 05/30/25		421	417,016
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 08/01/25		2,399	2,384,861
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27		3,153	3,163,673
Tempo Acquisition LLC
2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		3,332	3,337,269
2021 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/31/28		302	302,251
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.34%, 03/03/28		1,799	1,816,195
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 05/03/27		1,225	1,244,392
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/04/26		2,248	2,251,467
Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 05/04/26		2,429	2,432,132

			56,111,784
Specialty Retail — 3.6%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.38%, 11/13/25		272	269,745
2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.44%, 10/30/26		663	658,837
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR - GBP + 4.75%), 4.82%, 06/23/25	GBP	1,000	1,338,642
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 03/31/26	USD	353	352,475
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28		1,871	1,874,716
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.33%, 08/31/26		1,067	1,063,825
PetSmart, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		3,286	3,290,599
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 07/28/28		595	592,876
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		764	754,304
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27		339	339,509
WOOF Holdings, Inc., 2nd Lien Term Loan, (6 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/21/28		345	347,805

			10,883,333

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals — 0.4%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.08%, 07/23/26	USD	855	$805,707
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 04/29/23		301	301,244

			1,106,951

Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 05/19/28		856	851,249
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28		945	937,843
ION Trading Finance Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 4.92%, 04/01/28		421	421,421

			2,210,513

Transportation Infrastructure — 0.4%
First Student Bidco, Inc.
Term Loan B, (2 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28		799	793,980
Term Loan C, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28		295	293,080

			1,087,060

Wireless Telecommunication Services — 1.5%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/30/28		682	683,008
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/26/28		441	441,428
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.84%, 04/11/25		2,080	2,059,546
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.84%, 06/10/27		1,504	1,501,656

			4,685,638

Total Floating Rate Loan Interests — 147.1% (Cost: $444,192,768)			446,456,339

	Shares

Investment Companies

Fixed Income Funds — 0.7%
Invesco Senior Loan ETF	98,000	$2,166,780

Total Investment Companies — 0.7% (Cost: $2,172,399)		2,166,780

Security		Benefical Interest (000)	Value

Other Interests

IT Services(c)(j) — 0.0%
Millennium Corp.	USD	991	$—
Millennium Lender Claims		930	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Shares

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc. (Expires 06/08/22)		2,642	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/27/24)(a)		617	7,404

Total Warrants — 0.0% (Cost: $ — )			7,404

Total Investments — 149.5% (Cost: $453,524,572)			453,781,644

Liabilities in Excess of Other Assets — (49.5)%			(150,342,792)

Net Assets — 100.0%			$303,438,852

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Convertible security.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10	SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class (a)	$—	$—	(b)	$—		$—	$—	$ —	—	$ 25	$ —
iShares iBoxx $ High Yield Corporate Bond ETF(a)	5,499,900	—		(5,501,781	)(b)	480,138	(478,257)	—	—	82,413	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	2,071,950	—		(2,039,397	)(b)	118,500	(151,053)	—	—	23,328	—

						$598,638	$(629,310)	$ —		$105,766	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	483,287	EUR	408,000	BNP Paribas SA	12/15/21	$9,980
USD	483,636	EUR	408,000	HSBC Bank USA N.A.	12/15/21	10,330
USD	2,202,730	GBP	1,590,000	Natwest Markets PLC	12/15/21	60,146

						$80,456

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Auto Components	$13,927	$—	$—	$13,927

11

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Construction & Engineering	$38,322	$—	$—	$38,322
Energy Equipment & Services	—	8,496	—	8,496
Household Durables	—	—	—	—
Media	195,380	—	—	195,380
Metals & Mining	—	1,248	486	1,734
Oil, Gas & Consumable Fuels	51,332	—	—	51,332
Software	792	—	—	792
Specialty Retail	—	286,492	—	286,492
Corporate Bonds	—	4,129,990	424,656	4,554,646
Floating Rate Loan Interests	—	421,086,982	25,369,357	446,456,339
Investment Companies	2,166,780	—	—	2,166,780
Other Interests	—	—	—	—
Warrants	7,404	—	—	7,404
Unfunded Floating Rate Loan Interests(a)	—	360	—	360
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(644)	—	(644)

	$2,473,937	$425,512,924	$25,794,499	$453,781,360

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$80,456	$—	$80,456

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $137,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2020	$32,417	$262,106	$19,654,013	$19,948,536
Transfers into Level 3 (a)	—	—	4,015,939	4,015,939
Transfers out of Level 3 (b)	(21,203)	—	(8,774,731)	(8,795,934)
Accrued discounts/premiums	—	11,714	18,539	30,253
Net realized gain (loss)	—	2,007	31,206	33,213
Net change in unrealized appreciation (depreciation)(c)	(10,728)	153,536	258,991	401,799
Purchases	—	6,939	15,398,414	15,405,353
Sales	—	(11,646)	(5,233,014)	(5,244,660)

Closing balance, as of September 30, 2021	$486	$424,656	$25,369,357	$25,794,499

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(c)	$(10,728)	$153,536	$307,540	$450,348

(a)

As of December 31, 2020, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2021, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2020, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2021, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

12

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Trust (BGT)

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PIK	Payment-in-Kind

SCHEDULE OF INVESTMENTS	13